                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071

                    Oppenheimer Small- & Mid-Cap Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 07/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Small & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

                                                        Shares          Value
                                                     ------------   ------------
COMMON STOCKS--95.5%
CONSUMER DISCRETIONARY--16.3%
DIVERSIFIED CONSUMER SERVICES--0.4%
Sotheby's                                                  17,280   $    468,806
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE--4.2%
Cheesecake Factory, Inc. (The)(1)                          49,060      1,149,966
Chipotle Mexican Grill, Inc., Cl. A(1)                      9,130      1,350,327
Panera Bread Co., Cl. A(1)                                 18,090      1,414,819
Starwood Hotels & Resorts Worldwide, Inc.                  20,410        988,865
                                                                    ------------
                                                                       4,903,977
HOUSEHOLD DURABLES--0.7%
Tupperware Brands Corp.                                    21,310        839,401
                                                                    ------------
INTERNET & CATALOG RETAIL--0.8%
Priceline.com, Inc.(1)                                      4,360        978,384
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Hasbro, Inc.                                               21,760        917,184
                                                                    ------------
MEDIA--2.9%
Discovery Communications, Inc.(1)                          39,220      1,514,284
Scripps Networks Interactive, Cl. A                        20,700        882,441
Valassis Communications, Inc.(1)                           30,940      1,069,596
                                                                    ------------
                                                                       3,466,321
MULTILINE RETAIL--3.1%
Big Lots, Inc.(1)                                          26,070        894,462
Dollar Tree, Inc.(1)                                       37,210      1,649,147
Nordstrom, Inc.                                            32,270      1,097,180
                                                                    ------------
                                                                       3,640,789
SPECIALTY RETAIL--2.9%
O'Reilly Automotive, Inc.(1)                               22,030      1,085,638
Tiffany & Co.                                              27,010      1,136,311
Urban Outfitters, Inc.(1)                                  35,950      1,156,152
                                                                    ------------
                                                                       3,378,101
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Skechers USA, Inc., Cl. A(1)                               15,530        576,008
                                                                    ------------
CONSUMER STAPLES--5.2%
FOOD & STAPLES RETAILING--1.0%
Whole Foods Market, Inc.(1)                                32,030      1,216,179
                                                                    ------------
FOOD PRODUCTS--2.2%
J.M. Smucker Co. (The)                                     16,150        992,095
TreeHouse Foods, Inc.(1)                                   33,210      1,583,785
                                                                    ------------
                                                                       2,575,880
PERSONAL PRODUCTS--2.0%
Estee Lauder Cos., Inc. (The), Cl. A                       23,380      1,455,405
Nu Skin Asia Pacific, Inc., Cl. A                          28,910        823,357
                                                                    ------------
                                                                       2,278,762
ENERGY--4.7%
ENERGY EQUIPMENT & SERVICES--1.3%
Core Laboratories NV                                       11,300        872,925


                  1 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

                                                        Shares          Value
                                                     ------------   ------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Superior Energy Services, Inc.(1)                          25,560   $    582,512
                                                                    ------------
                                                                       1,455,437
OIL, GAS & CONSUMABLE FUELS--3.4%
Alpha Natural Resources, Inc.(1)                           16,370        627,462
Concho Resources, Inc.(1)                                  36,130      2,167,077
Petrohawk Energy Corp.(1)                                  22,910        361,291
Range Resources Corp.                                      23,280        864,154
                                                                    ------------
                                                                       4,019,984
FINANCIALS--7.3%
CAPITAL MARKETS--1.2%
Stifel Financial Corp.(1)                                  19,265        892,740
Waddell & Reed Financial, Inc., Cl. A                      25,260        601,946
                                                                    ------------
                                                                       1,494,686
COMMERCIAL BANKS--1.9%
East West Bancorp, Inc.                                    67,320      1,049,519
Signature Bank(1)                                          31,140      1,197,022
                                                                    ------------
                                                                       2,246,541
CONSUMER FINANCE--0.1%
Green Dot Corp., Cl. A(1)                                   2,110         91,785
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
CBOE Holdings, Inc.(1)                                     10,880        289,408
MSCI, Inc., Cl. A(1)                                       26,610        858,705
                                                                    ------------
                                                                       1,148,113
INSURANCE--0.5%
Assured Guaranty Ltd.                                      37,290        585,453
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--1.3%
Digital Realty Trust, Inc.                                 24,310      1,536,878
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.3%
Jones Lang LaSalle, Inc.                                   19,440      1,505,822
                                                                    ------------
HEALTH CARE--16.2%
BIOTECHNOLOGY--3.4%
Alexion Pharmaceuticals, Inc.(1)                           39,760      2,161,354
Human Genome Sciences, Inc.(1)                             32,600        845,644
United Therapeutics Corp.(1)                               21,370      1,044,779
                                                                    ------------
                                                                       4,051,777
HEALTH CARE EQUIPMENT & SUPPLIES--3.8%
Edwards Lifesciences Corp.(1)                              35,780      2,068,084
ResMed, Inc.(1)                                            16,900      1,110,161
Thoratec Corp.(1)                                          34,290      1,261,186
                                                                    ------------
                                                                       4,439,431
HEALTH CARE PROVIDERS & SERVICES--5.8%
AmerisourceBergen Corp.                                    19,510        584,715
Catalyst Health Solutions, Inc.(1)                         18,080        625,206
Coventry Health Care, Inc.(1)                              30,770        610,169
Emergency Medical Services LP, Cl. A(1)                    21,630        967,726


                  2 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

                                                        Shares          Value
                                                     ------------   ------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Health Management Associates, Inc., Cl. A(1)              170,350   $  1,219,706
HMS Holdings Corp.(1)                                      30,460      1,715,507
Schein (Henry), Inc.(1)                                    22,020      1,155,830
                                                                    ------------
                                                                       6,878,859
HEALTH CARE TECHNOLOGY--1.7%
Cerner Corp.(1)                                            11,000        851,950
SXC Health Solutions Corp.(1)                              16,370      1,111,523
                                                                    ------------
                                                                       1,963,473
LIFE SCIENCES TOOLS & SERVICES--0.5%
Waters Corp.(1)                                             8,860        568,458
                                                                    ------------
PHARMACEUTICALS--1.0%
Perrigo Co.                                                20,760      1,162,768
                                                                    ------------
INDUSTRIALS--13.4%
AEROSPACE & DEFENSE--2.5%
BE Aerospace, Inc.(1)                                      21,910        644,154
Goodrich Corp.                                             23,030      1,678,196
TransDigm Group, Inc.                                      11,380        616,455
                                                                    ------------
                                                                       2,938,805
COMMERCIAL SERVICES & SUPPLIES--1.0%
Stericycle, Inc.(1)                                        12,480        786,240
Waste Connections, Inc.(1)                                 11,900        454,223
                                                                    ------------
                                                                       1,240,463
ELECTRICAL EQUIPMENT--3.2%
Regal-Beloit Corp.                                         22,250      1,353,464
Rockwell Automation, Inc.                                  25,370      1,373,786
Roper Industries, Inc.                                     17,240      1,077,500
                                                                    ------------
                                                                       3,804,750
MACHINERY--2.9%
Bucyrus International, Inc.                                12,700        790,194
Gardner Denver, Inc.                                       21,160      1,074,293
Parker-Hannifin Corp.                                      15,280        949,194
Pentair, Inc.                                              17,220        588,924
                                                                    ------------
                                                                       3,402,605
PROFESSIONAL SERVICES--0.7%
Verisk Analytics, Inc., Cl. A(1)                           27,510        816,772
ROAD & RAIL--2.0%
Hunt (J.B.) Transport Services, Inc.                       26,970        957,165
Kansas City Southern, Inc.(1)                              36,950      1,356,065
                                                                    ------------
                                                                       2,313,230
TRADING COMPANIES & DISTRIBUTORS--1.1%
MSC Industrial Direct Co., Inc., Cl. A                     24,890      1,254,207
                                                                    ------------
INFORMATION TECHNOLOGY--24.0%
COMMUNICATIONS EQUIPMENT--3.2%
F5 Networks, Inc.(1)                                       27,970      2,456,605


                  3 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

                                                        Shares          Value
                                                     ------------   ------------
COMMUNICATIONS EQUIPMENT CONTINUED
Riverbed Technology, Inc.(1)                               33,720   $  1,250,675
                                                                    ------------
                                                                       3,707,280
COMPUTERS & PERIPHERALS--2.3%
NetApp, Inc.(1)                                            38,720      1,637,856
SanDisk Corp.(1)                                           24,010      1,049,237
                                                                    ------------
                                                                       2,687,093
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Dolby Laboratories, Inc., Cl. A(1)                         19,040      1,208,469
                                                                    ------------
INTERNET SOFTWARE & SERVICES--3.3%
Akamai Technologies, Inc.(1)                               20,840        799,422
Equinix, Inc.(1)                                           14,290      1,336,258
GSI Commerce, Inc.(1)                                      50,590      1,139,287
VistaPrint NV(1)                                           19,530        645,467
                                                                    ------------
                                                                       3,920,434
IT SERVICES--2.0%
Cognizant Technology Solutions Corp.(1)                    33,090      1,805,390
Global Payments, Inc.                                      15,070        568,591
                                                                    ------------
                                                                       2,373,981
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.8%
ARM Holdings plc, Sponsored ADR                            74,790      1,155,506
Broadcom Corp., Cl. A                                      30,000      1,080,900
Cavium Networks, Inc.(1)                                   42,440      1,138,665
Cree, Inc.(1)                                              13,850        981,134
Netlogic Microsystems, Inc.(1)                             42,670      1,261,325
                                                                    ------------
                                                                       5,617,530
SOFTWARE--7.4%
Autodesk, Inc.(1)                                          30,500        900,970
Citrix Systems, Inc.(1)                                    20,590      1,132,862
Concur Technologies, Inc.(1)                               27,980      1,294,914
Informatica Corp.(1)                                       36,610      1,103,059
Red Hat, Inc.(1)                                           44,200      1,421,030
Rovi Corp.(1)                                              16,160        719,120
Salesforce.com, Inc.(1)                                    18,030      1,784,069
SS&C Technologies Holdings, Inc.(1)                        21,350        365,085
                                                                    ------------
                                                                       8,721,109
MATERIALS--5.2%
CHEMICALS--2.9%
Albemarle Corp.                                            32,350      1,411,107
Lubrizol Corp. (The)                                       12,170      1,137,773
Solutia, Inc.(1)                                           60,490        853,514
                                                                    ------------
                                                                       3,402,394
CONTAINERS & PACKAGING--0.9%
Rock-Tenn Co., Cl. A                                       20,540      1,093,139


                  4 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

                                                        Shares          Value
                                                     ------------   ------------
METALS & MINING--1.4%
Silver Wheaton Corp.(1)                                    39,110   $    737,224
Steel Dynamics, Inc.                                       62,290        891,993
                                                                    ------------
                                                                       1,629,217
TELECOMMUNICATION SERVICES--3.2%
WIRELESS TELECOMMUNICATION SERVICES--3.2%
Crown Castle International Corp.(1)                        27,180      1,073,882
NII Holdings, Inc.(1)                                      31,750      1,189,355
SBA Communications Corp.(1)                                41,400      1,497,852
                                                                    ------------
                                                                       3,761,089
                                                                    ------------
Total Common Stocks (Cost $91,237,372)                               112,281,824
INVESTMENT COMPANY--3.4%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.30% (2,3) (Cost $3,939,917)                 3,939,917      3,939,917

TOTAL INVESTMENTS, AT VALUE (COST $95,177,289)               98.9%   116,221,741
Other Assets Net of Liabilities                               1.1      1,291,369
                                                     ------------   ------------
Net Assets                                                  100.0%  $117,513,110
                                                     ============   ============

Footnotes to Statement of Investments

* July 30, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS        GROSS         SHARES
                                                     OCTOBER 31, 2009    ADDITIONS   REDUCTIONS   JULY 30, 2010
                                                     ----------------   ----------   ----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E       2,119,920      40,340,927   38,520,930     3,939,917

                                                        VALUE     INCOME
                                                     ----------   ------
Oppenheimer Institutional Money Market Fund, Cl. E   $3,939,917   $5,460

(3.) Rate shown is the 7-day yield as of July 30, 2010.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of July 30, 2010 based on valuation input level:


                  5 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

                                                                     LEVEL 3--
                                 LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                 UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                               QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                               -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary        $ 19,168,971          $--               $--       $ 19,168,971
  Consumer Staples                 6,070,821           --                --          6,070,821
  Energy                           5,475,421           --                --          5,475,421
  Financials                       8,609,278           --                --          8,609,278
  Health Care                     19,064,766           --                --         19,064,766
  Industrials                     15,770,832           --                --         15,770,832
  Information Technology          28,235,896           --                --         28,235,896
  Materials                        6,124,750           --                --          6,124,750
  Telecommunication Services       3,761,089           --                --          3,761,089
Investment Company                 3,939,917           --                --          3,939,917
                                ------------          ---               ---       ------------
Total Assets                    $116,221,741          $--               $--       $116,221,741
                                ------------          ---               ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

Effective June 30, 2010 the Fund changed its name to Oppenheimer Small- & Mid-Cap Growth Fund from Oppenheimer Emerging Growth Fund.

QUARTERLY PERIOD. Since July 30, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's


                  6 | Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $97,125,838
                                 ===========
Gross unrealized appreciation    $21,709,519
Gross unrealized depreciation     (2,613,616)
                                 -----------
Net unrealized appreciation      $19,095,903
                                 ===========


                  7 | Oppenheimer Small- & Mid-Cap Growth Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Small- & Mid-Cap Growth Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 09/13/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 09/13/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 09/13/2010